Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions
Schedule of Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Beijing Yihang Intelligent Technology Co., Ltd. (“Beijing Yihang”)	Affiliate
Neolix Technologies Co., Ltd. (“Neolix Technologies”)	Affiliate
Airx (Beijing) Technology Co., Ltd. (“Airx”)	Affiliate
Beijing Judianchuxing Technology Limited (“Beijing Judianchuxing”)	Affiliate
Suzhou Yihang Intelligent Technology Co., Ltd. (“Suzhou Yihang”)	Affiliate
Changzhou Huixiang New Energy Auto Parts Co., Ltd. (“Changzhou Huixiang”)	Affiliate before October 2022 (which became a subsidiary since then (Note 5))
Beijing Sankuai Online Technology Co., Ltd. (“Beijing Sankuai ”)	Controlled by Principal Shareholder
Hanhai Information Technology (Shanghai) Co., Ltd. (“Hanhai”)	Controlled by Principal Shareholder

The Group entered into the following related party transactions:

	For the Year Ended December 31,
	2020	2021	2022
Purchase service from Beijing Sankuai	—	969	5,521
Purchase services from Hanhai	—	—	1,190
Purchase materials from Changzhou Huixiang	—	—	811
Purchase R&D service from Beijing Yihang	4,368	12,176	281
Purchase materials from Beijing Yihang	58,361	31,692	73
Purchase R&D service from Suzhou Yihang	—	3,772	—

The Group had the following related party balances:

	As of December 31,
	2021	2022
Due from Neolix Technologies	678	678
Due from Beijing Yihang	334	—
Total	1,012	678

	As of December 31,
	2021	2022
Due to Beijing Yihang	7,102	5,921
Due to Beijing Sankuai	330	1,185
Due to Hanhai	—	61
Due to Airx	23	23
Due to Changzhou Huixiang	30,000	—
Total	37,455	7,190